Stock Warrants Liability	12 Months Ended
Dec. 31, 2014
Stock Warrants Liability [Abstract]
Stock Warrants Liability

10.

Stock Warrants Liability

The summary of stock warrants liability activity for the years ended December 31, 2014 and 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Weighted Average Fair Value

Outstanding at December 31, 2012	20,549	$4.83	8.9	$1.64
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/cancelled	—	—	—	—
Outstanding at December 31, 2013	20,549	$4.83	8.2	$5.95
Granted	52,695	$4.27	10.0	$6.13
Exercised	(73,244)	$4.43	9.5	$6.08
Expired/cancelled	—	—	—	—
Outstanding at December 31, 2014	—	$—	—	$—

The aggregate intrinsic value of the stock warrants in the table above is $0 and $46,646 at December 31, 2014 and 2013, respectively. The aggregate intrinsic value is before applicable income taxes and is calculated based on the difference between the exercise price of the warrants and the estimated fair market value of the Company's common stock as of the respective dates.